Interest, advances and promissory notes payable (Details) - Promissory Notes Payable - Relatives of Board of Directors - USD ($)	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Promissory notes payable to relatives of directors collateralized by a general security agreement over all the assets of the Company, due on demand:
i.Interest at 1% per month	$ 720,619	$ 720,619	$ 580,619	$ 580,619
ii.Interest at 1.25% per month	51,347	51,347	51,347	51,347
iii.Interest at the U.S. bank prime rate plus 1%	100,000	100,000	100,000	100,000
iv. Interest at 0.5% per month	695,000	695,000	695,000	695,000
Promissory notes payable, unsecured, to relatives of a director, bearing interest at 1% per month, due on demand	1,465,000	1,465,000	1,465,000	1,465,000
Total Related Promissory Notes	$ 3,031,966	$ 3,031,966	$ 2,891,966	$ 2,891,966